UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2018 to February 16, 2018

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 16, 2018 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 16, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.91%	1	$1,784.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 19, 2018 to February 16, 2018. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 14, 2018. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2018. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the prospectus supplement. Year-end financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		December 31, 2017
	Income and Expense
1	Number of institutions reporting	1
2	Total interest income	6,344,743
3	Total interest expense	614,910
4	Net interest income	5,729,833
5	Provision for loan and lease losses	397,023
6	Total noninterest income	2,953,132
7	Fiduciary activities	268,017
8	Service charges on deposit accounts	640,581
9	Trading account gains & fees	140,850
10	Additional noninterest income	1,903,684
11	Total noninterest expense	5,207,258
12	Salaries and employee benefits	2,671,443
13	Premises and equipment expense	518,807
14	Additional noninterest expense	2,017,008
15	Pre-tax net operating income	3,078,684
16	Securities gains (losses)	-108,459
17	Applicable income taxes	578,347
18	Income before extraordinary items	2,391,878
19	Discontinued operations (Extraordinary gains - net)*	0
20	Net income attributable to bank	2,382,813
21	Net income attributable to noncontrolling interests	9,065
22	Net income attributable to bank and noncontrolling interests	2,391,878
23	Net charge-offs	370,772
24	Cash dividends	1,400,000
25	Sale, conversion, retirement of capital stock, net	12,647
26	Net operating income	2,479,730
	Memo:
	Interest income and expense in foreign offices
	Gross fiduciary and related services income
	* Note: Accounting change as of September 2016, Extraordinary Gains,Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
	December 31, 2017
Assets and Liabilities
1	Total employees (full-time equivalent)	22,079
2	Total assets	201,637,519
3	Cash and due from depository institutions	5,361,854
4	Interest-bearing balances	2,978,482
5	Securities	30,862,994
6	Federal funds sold & reverse repurchase agreements	111,093
7	Net loans & leases	143,800,210
8	Loan loss allowance	1,734,539
9	Trading account assets	3,364,591
10	Bank premises and fixed assets	1,556,170
11	Other real estate owned	78,576
12	Goodwill and other intangibles	7,662,885
13	All other assets	8,839,146
14	Total liabilities and capital	201,637,519
15	Total liabilities	177,084,686
16	Total deposits	164,051,107
17	Interest-bearing deposits	123,578,073
18	Deposits held in domestic offices	164,051,107
19	% insured	56.61%
20	Federal funds purchased & repurchase agreements	2,788,330
21	Trading liabilities	123,471
22	Other borrowed funds	4,689,662
23	Subordinated debt	1,250,587
24	All other liabilities	4,181,529
25	Total equity capital	24,552,833
26	Total bank equity capital	24,444,710
27	Perpetual preferred stock	0
28	Common stock	21,600
29	Surplus	13,403,690
30	Undivided profits	11,019,420
31	Noncontrolling interests in consolidated subsidiaries	108,123
	Memoranda:
32	Noncurrent loans and leases	2,081,178
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,405,876
34	Income earned, not collected on loans	855,108
35	Earning assets	180,293,410
36	Long-term assets (5+ years)	63,784,136
37	Average Assets, year-to-date	201,868,052
38	Average Assets, quarterly	202,509,147
39	Total risk weighted assets	172,436,763
40	Adjusted average assets for leverage capital purposes	195,469,576
41	Life insurance assets	1,389,011
42	General account life insurance assets	1,054,072
43	Separate account life insurance assets	153,906
44	Hybrid life insurance assets	181,033
45	Volatile liabilities	6,341,858
46	Insider loans	470,645
47	FHLB advances	3,772
48	Loans and leases held for sale	2,243,778
49	Unused loan commitments	91,759,864
50	Tier 1 (core) risk-based capital	19,496,149
51	Tier 2 risk-based capital	2,635,705
52	Total unused commitments	91,759,864
53	Derivatives	252,906,744

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the February 16, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: March 1, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the February 16, 2018 distribution.